Prepaid gold interests and investments - Additional information (Details) $ in Thousands				12 Months Ended
	Feb. 13, 2025 oz	Mar. 15, 2024 USD ($) oz	Jan. 19, 2023 USD ($) oz	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)
Investments and prepaid gold interests
Payments to acquire prepaid gold interest				$ 14,639	$ 21,043
Investments				3,010	6,248
Proceeds on sale of investments				3,083	0
Level 1
Investments and prepaid gold interests
Investments				1,400	4,600
Level 3
Investments and prepaid gold interests
Investments				$ 1,600	1,600
Auramet
Investments and prepaid gold interests
Ounces of gold to be received | oz			1,250	32,500
Percentage of spot gold price for each ounce of gold delivered			16.00%
Ounces of delivered gold after which the Auramet shall have the option to terminate the stream | oz			50,000
Cash payment to be made by the Auramet to terminate the stream			$ 5,000
Steppe Gold
Investments and prepaid gold interests
Ounces of gold to be received | oz		2,650
Ounces of gold received | oz	1,000
Payments to acquire prepaid gold interest		$ 5,000
Investments | Financial assets at fair value through profit or loss
Investments and prepaid gold interests
Gain (loss) on change in fair value of investments				$ 1,500	$ 3,200